Background and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 1. Background and Basis of Presentation

On April 8, 2017, Oncolix, Inc., a private Delaware corporation (“Oncolix/DE”) acquired approximately 66% of the outstanding common stock of Advanced Environmental Petroleum Producers, Inc., a Florida corporation (“AEPP”), a public entity traded on the over-the-counter market with limited or no operating activities and no indebtedness. On August 3, 2017, pursuant to a reverse merger, AEPP acquired all of the outstanding equity interest of Oncolix/DE and assumed responsibility for the issuance of equity securities under Oncolix/DE’s options, warrants and convertible debt (the “Merger”) as described further herein. The Merger was treated as a reverse acquisition of AEPP for financial accounting and reporting purposes. As such, Oncolix/DE was treated as the acquirer and AEPP was treated as the acquired entity for accounting and financial reporting purposes.

Accordingly, the financial statements of AEPP for all periods prior to August 3, 2017 are those of Oncolix/DE. Because of the acquisition of a controlling interest on April 8, 2017, the financial statements of AEPP are consolidated with Oncolix/DE since April 2017. The $365,000 purchase price for stock of AEPP by Oncolix/DE was treated as an expense of the merger, and the shares of AEPP Common Stock not owned by Oncolix/DE are treated as shares issued and outstanding subsequent to April 2017. AEPP’s assets, liabilities and results of operations for periods after April 2017 are the consolidated assets, liabilities and results of operations of AEPP and Oncolix/DE.

Contemporaneously with the Merger, Oncolix issued a series of short-term senior secured convertible notes (the “August 2017 Notes”) and related warrants to acquire Common Stock (i) in exchange for prior indebtedness of Oncolix/DE and (ii) for cash proceeds of $2 million. See Note 5.

On September 27, 2017, AEPP filed an amendment with the Florida Secretary of State and changed its name to Oncolix, Inc. As used in these consolidated financial statements, “We”, “Us”, “Our”, “Oncolix” or the “Company” refers to Oncolix/DE prior to April 2017 and the consolidated Oncolix and Oncolix/DE subsequent to such date.

These condensed consolidated financial statements are unaudited; however, in the opinion of management, these condensed statements reflect all adjustments necessary for a fair statement of the results for the periods reported. All such adjustments are of a normal recurring nature unless disclosed otherwise. These condensed consolidated financial statements, including notes, have been prepared in accordance with the applicable rules of the SEC and do not include all of the information and disclosures required by U.S. GAAP for complete financial statements. These interim condensed consolidated financial statements should be read in conjunction with the financial statements and notes thereto included in our Annual Report on Form 10-K filed with the Securities and Exchange Commission. The results of operations for the three--month period ending March 31, 2018 are not necessarily indicative of the results to be expected for the full year.

Description of business

We are developing medical therapies for the treatment of cancer. The Company’s activities are focused on the development of Prolanta™ for the treatment of gynecological cancers. Oncolix is incorporated in Florida, and we commenced operations on January 24, 2007. At the commencement of our operations, certain intellectual property was transferred to us by a subsidiary of Greenville Health Corporation (collectively, “GHC”), a component unit of Greenville Health System (“GHS”) of South Carolina. Prior to the Merger in August 2017, GHC was the majority stockholder of Oncolix. See Notes 3, 6 and 7.

As a clinical-stage biotechnology company, we have no revenues and must raise substantial additional capital to support the completion of our development and commercialization activities. The Company’s business is subject to significant risks and uncertainties, including the risk of failure to secure additional funding for the Company’s future operations and to repay its existing indebtedness.

Going concern

We have experienced negative cash flows from operations since the commencement of operations, and we expect these losses to continue into the foreseeable future as we continue the development and clinical testing of our principal product candidate, Prolanta™, and seek regulatory approval to market products. In August 2017, we completed a debt financing through the issuance of the August 2017 Notes which funded our operations into May 2018. See Note 5. The August 2017 Notes mature in seven installments during 2018. As noted in Note 8, the payment of principal and interest due on May 1 was deferred to May 30, 2018. We are currently seeking to amend the terms of the August 2017 Notes and to obtain additional financing that would fund operations through at least 2018. Accordingly, our continued operations are dependent on our ability to amend the payment terms of our existing debt and to raise additional capital through the sale of equity or debt securities or through the licensing of our products. In the event we are unable to raise sufficient funds, we would have to substantially alter, or possibly even discontinue or curtail operations, or sell assets at distressed prices. This uncertainty raises substantial doubt about our ability to continue as a going concern, as noted in the opinion of our independent registered public accounting firm in the audited financial statements as of December 31, 2017. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On April 8, 2017, Oncolix, Inc., a private Delaware corporation (“Oncolix/DE”) acquired approximately 66% of the outstanding common stock of Advanced Environmental Petroleum Producers, Inc., a Florida corporation (“AEPP”), a public entity traded on the over-the-counter market with limited or no operating activities and no indebtedness. Oncolix paid $315,000 in cash and paid a fee to an investment banker of $50,000 in connection with this transaction.

On August 3, 2017, pursuant to a reverse merger, AEPP acquired all of the outstanding equity interest of Oncolix/DE and assumed responsibility for the issuance of equity securities under Oncolix/DE’s options, warrants and convertible debt (the “Merger”) as described further herein. The Merger was treated as a reverse acquisition of AEPP for financial accounting and reporting purposes. As such, Oncolix/DE was treated as the acquirer and AEPP was treated as the acquired entity for accounting and financial reporting purposes.

Accordingly, the financial statements of AEPP for all periods prior to August 3, 2017 are those of Oncolix/DE. Because of the acquisition of a controlling interest on April 8, 2017, the financial statements of AEPP are consolidated with Oncolix/DE since April 2017. The $365,000 purchase price for stock of AEPP by Oncolix/DE is treated as an expense of the merger, and the shares of AEPP Common Stock not owned by Oncolix/DE are treated as shares outstanding subsequent to April 2017. AEPP’s assets, liabilities and results of operations for periods after April 2017 are the consolidated assets, liabilities and results of operations of AEPP and Oncolix/DE.

In the Merger, each stockholder of Oncolix/DE received 20 shares of a substantially identical class of AEPP stock (Common or Series A Preferred, each with a par value of $0.0001) in exchange for each share of Oncolix/DE (par value $0.001). In addition, each option or warrant became exercisable for 20 shares of the identical class of AEPP stock for each share of Oncolix/DE, and the exercise price was adjusted by dividing the price per Oncolix/DE share by 20. The shares of AEPP Common Stock owned by Oncolix/DE were cancelled in the Merger. After the Merger, AEPP had 103,536,103 shares of Common Stock, $0.0001 par value, issued and outstanding, of which 71,778,700 shares were issued to the former stockholders of Oncolix/DE. In addition, AEPP had 62,138,680 shares of Series A Preferred Stock, $0.0001, issued and outstanding, all of which were owned by the former stockholders of Oncolix/DE. The financial statements for all periods have been adjusted to reflect the adjusted number of shares resulting from the exchange ratio in the Merger (the 20:1 exchange ratio), effectively a stock split for accounting purposes, and the adjustment of the par value to $0.0001.

Contemporaneously with the Merger, Oncolix issued a series of short-term senior secured convertible notes (the “August Notes”) and related warrants to acquire Common Stock (i) in exchange for prior indebtedness of Oncolix/DE and (ii) for cash proceeds of $2 million. See Note 5.

On September 27, 2017, AEPP filed an amendment with the Florida Secretary of State and changed its name to Oncolix, Inc. As used in these consolidated financial statements, “We”, “Us”, “Our”, “Oncolix” or the “Company” refers to Oncolix/DE prior to April 2017 and the consolidated Oncolix and Oncolix/DE subsequent to such date.

Description of business

We are developing medical therapies for the treatment of cancer. The Company’s activities are focused on the development of Prolanta™ for the treatment of gynecological cancers. Oncolix is incorporated in Florida, and we commenced operations on January 24, 2007. At the commencement of our operations, certain intellectual property was transferred to us by a subsidiary of Greenville Health Corporation (collectively, “GHC”), a component unit of Greenville Health System (“GHS”) of South Carolina. Prior to the Merger in August 2017, GHC was the majority stockholder of Oncolix. See Notes 3, 7 and 8.

As a clinical-stage biotechnology company, we have no revenues and must raise substantial additional capital to support the completion of our development and commercialization activities. The Company’s business is subject to significant risks and uncertainties, including the risk of failure to secure additional funding for the Company’s future operations and to repay its existing indebtedness. .

Going concern

We have experienced negative cash flows from operations since the commencement of operations, and we expect these losses to continue into the foreseeable future as we continue the development and clinical testing of our principal product candidate, Prolanta™, and seek regulatory approval to market products. In August 2017, we completed a debt financing through the issuance of the August Notes which are expected to fund our operations into April 2018. See Note 5. The August Notes mature in seven installments during 2018. We are currently seeking financing that would fund repayment of this debt and fund operations through at least 2019. Accordingly, our continued operations are dependent on our ability to raise additional capital through the sale of equity or debt securities or through the licensing of our products. In the event we are unable to raise sufficient funds, we would have to substantially alter, or possibly even discontinue or curtail operations, or sell assets at distressed prices. This uncertainty raises substantial doubt about our ability to continue as a going concern, as noted in the opinion of our independent registered public accounting firm in the audited financial statements as of December 31, 2017. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.